Taxes - Income Taxes (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)
Molecular Partners Inc.
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Current tax expense (income)	SFr (2)	$ 2	SFr (11)	$ (13)	SFr 17	$ 17